PROVISIONS AND CONTINGENCIES - Current and non-current provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Provisions - due within one year	$ 129	$ 147
Provisions - due after one year	97	134
Provisions at end of year	$ 226	281	$ 326
Term of expected provision utilisation	5 years
Rationalisation provisions
Disclosure of other provisions [line items]
Provisions - due within one year	$ 6	20
Provisions at end of year	6	20	23
Metal-on-metal
Disclosure of other provisions [line items]
Provisions - due within one year	73	43
Provisions - due after one year	84	120
Provisions at end of year	157	163	185
Legal and other provisions
Disclosure of other provisions [line items]
Provisions - due within one year	50	84
Provisions - due after one year	13	14
Provisions at end of year	$ 63	$ 98	$ 118